INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of Reconciliation between Statutory and Effective Tax Rates
The reconciliation between the statutory and the effective tax rates is provided as follows:

	2025		2024
Year ended December 31	(millions of dollars)	(percentage)	(millions of dollars)	(percentage)
Income before income tax expense	1,587		1,371
Income tax expense at statutory rate of 26.5% (2024 - 26.5%)	421	26.5%	363	26.5%

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(106)	(6.7)%	(83)	(6.1)%
Overheads capitalized for accounting but deducted for tax purposes	(54)	(3.4)%	(51)	(3.7)%
Interest capitalized for accounting but deducted for tax purposes	(29)	(1.8)%	(23)	(1.7)%
Pension and post-retirement benefit contributions in excess of pension expense	(5)	(0.3)%	(10)	(0.7)%
Non-refundable tax credit	(5)	(0.3)%	(3)	(0.2)%
Environmental expenditures	(1)	(0.1)%	(3)	(0.2)%
Other	1	0.1%	(1)	(0.1)%
Net temporary differences attributable to regulated business	(199)	(12.5)%	(174)	(12.7)%
Net permanent differences	1	0.1%	(1)	(0.1)%
Total income tax expense	223	14.1%	188	13.7%

Summary of Major Components of Income Tax Expense
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2025	2024
Current income tax expense	144	39
Deferred income tax expense	79	149
Total income tax expense	223	188

Summary of Deferred Income Tax Assets and Liabilities	December 31, 2025 and 2024, deferred income tax assets and deferred income tax liabilities consisted of the following:

As at December 31 (millions of dollars)	2025	2024
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	611	580
Regulatory assets and liabilities	491	449
Non-capital losses	4	27
Non-depreciable capital property	255	255
Tax credit carryforwards	210	244
Investment in subsidiaries	114	113
Capital losses	27	19
Environmental expenditures	15	16
Other	3	11
	1,730	1,714
Less: valuation allowance	(399)	(393)
Total deferred income tax assets	1,331	1,321

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	2,905	2,531
Pension assets	214	235
Total deferred income tax liabilities	3,119	2,766

Net deferred income tax liabilities	(1,788)	(1,445)

Summary of Major Categories of Net Deferred Income Tax Assets
The net deferred income tax liabilities are presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2025	2024
Long-term:
Deferred income tax assets	11	7
Deferred income tax liabilities	(1,799)	(1,452)
Net deferred income tax liabilities	(1,788)	(1,445)

Summary of Non Capital Losses Carried Forward to Reduce Future Period Taxable Income	December 31, 2025, Hydro One utilized its entire non-capital loss carry forward balance. As at December 31, 2024, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which were to expire as follows:

Year of expiry (millions of dollars)	2024
2038	2
2039	62
2040	1
2041	2
2042	9
2043	4
2044	1
Total losses	81